UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2006
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    130 Turner Street, Building 3, Suite 600, Waltham, MA
02453
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:



/s/ David J. Breazzano     Waltham, MA        February 13, 2007

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:           	16
Form 13F Information Table Value Total:      	104,431
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE


ALLIANCE ONE INTL INC	COM	018772103	3,728	528,027	SH		SOLE		528,027
BASSETT FURNITURE INDS INC	COM	070203104	6,863	420,000	SH		SOLE		420,000
BLOCKBUSTER INC	CL A	093679108	8,200	1,550,000	SH		SOLE		1,550,000
COMPASS MINERAL INTL INC	COM	20451N101	5,861	185,700	SH		SOLE		185,700
GREAT WOLF RESORTS INC	COM	391523107	3,183	227,975	SH		SOLE		227,975
ISLE OF CAPRI CASINOS INC.	COM	464592104	11,474	431,667	SH		SOLE		431,667
JOHNSON OUTDOORS INC	CL A	479167108	3,811	205,300	SH		SOLE		205,300
MTR GAMING GROUP INC	COM	553769100	15,137	1,238,700	SH		SOLE		1,238,700
MEADOW VY CORP	COM	583185103	918	90,472	SH		SOLE		90,472
METRETEK TECHNOLOGIES INC	COM	59159Q107	11,524	935,389	SH		SOLE		935,389
MOVIE GALLERY	COM 	624581104	1,161	329,900	SH		SOLE		329,900
NORTHWESTERN CORP	COM NEW	668074305	11,871	335,519	SH		SOLE		335,519
PORTLAND GNE ELEC CO	COM NEW	736508847	8,175	300,000	SH		SOLE		300,000
REGAL ENTMT GROUP	CL A	758766109	6,369	298,750	SH		SOLE		298,750
TRM CORP	COM	872636105	3,956	1,848,536	SH		SOLE		1,848,536
UAL CORP	COM NEW	902549807	2,200	50,000	SH		SOLE		50,000
GRAND TOTAL	104,431	8,75,935	8,975,935
